Long-term Debt and Lease Obligations - Equipment Capital Leases (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Equipment Capital Leases
2019	$ 2,228
2020	1,135
2021	121,303
Total	124,666
Short-Term and Long-Term Debt
Equipment Capital Leases
2019	0
2020	0
2021	120,569
Total	120,569
Capital Lease Obligations
Equipment Capital Leases
2019	1,069
2020	1,135
2021	734
Total	2,938
Other Financing
Equipment Capital Leases
2019	1,159
2020	0
2021	0
Total	$ 1,159